Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Document and Entity Information:
Entity Registrant Name	KonaRed Corp
Document Type	POS AM
Document Period End Date	Dec. 31, 2015
Trading Symbol	kred
Amendment Flag	false
Entity Central Index Key	0001527355
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		91,640,910
Entity Public Float		$ 25,846,061
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY